Deferred Credits and Other Noncurrent Liabilities	12 Months Ended
Dec. 31, 2023
Deferred Credits And Other Noncurrent Liabilities [Abstract]
Deferred Credits and Other Noncurrent Liabilities
21.
Deferred Credits and Other Noncurrent Liabilities

As at December 31, 2023 and 2022, this account consists of:

	2023	2022
	(in million pesos)
Contract liabilities and unearned revenues (Note 5)	8,206	7,615
Provision for asset retirement obligations	1,164	1,514
Accrual of capital expenditures under long-term financing	198	316
Others	39	56
	9,607	9,501

The following table summarizes the changes to provision for asset retirement obligations for the years ended
December 31, 2023 and 2022:

	2023	2022
	(in million pesos)
Provision for asset retirement obligations at beginning of the year	1,514	2,121
Capitalized to ROU assets during the year	163	65
Accretion expenses	63	54
Settlement of obligations and others	(2)	(1)
Change in assumptions	(30)	(935)
Revaluation due to change in IBR	(175)	442
Reclassification to liabilities associated with assets classified as held-for-sale	(369)	(232)
Provision for asset retirement obligations at end of the year	1,164	1,514

Accrual of capital expenditures under long-term financing represents expenditures related to the expansion and upgrade of our network facilities which are not due to be settled within one year. Such accruals are settled through refinancing from long-term loans obtained from the banks. See Note 20 – Interest-bearing Financial Liabilities.